UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2012
                                               -----------------

Check here if Amendment [  ]; Amendment Number:
                                               -----------------
     This Amendment (Check only one):     [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CASTLE CREEK CAPITAL PARTNERS IV, LP
Address:       c/o Castle Creek Capital LLC
               6110 El Tordo
               Rancho Santa Fe, CA 92067

Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.*

Person Signing this Report on Behalf of Reporting Manager:

Name:          William J. Ruh
Title:         Managing Principal
Phone:         (858) 756-8300

Signature, Place and Date of Signing:

/s/ William J. Ruh               Rancho Santa Fe, CA          February 14, 2013
------------------               -------------------          -----------------
[Signature]                      [City, State]                [Date]

* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $100,437 (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number          Name
---          --------------------          ----

1.           028-                          Castle Creek Capital IV LLC



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                      CASTLE CREEK CAPITAL PARTNERS IV, LP
                           FORM 13F INFORMATION TABLE
                        QUARTER ENDED DECEMBER 31, 2012

                                                     VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
-------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ---------- ----
FIRST BANCORP N C          COM            318910106   12,356    963,794 SH       OTHER      1                963,794
FIRST MERCHANTS CORP       COM            320817109   21,954  1,479,400 SH       OTHER      1              1,479,400
GUARANTY BANCORP DEL       COM            40075T102   23,876 12,244,247 SH       OTHER      1             12,244,247
HERITAGE COMMERCE CORP     COM            426927109    9,132  1,308,300 SH       OTHER      1              1,308,300
HERITAGE OAKS BANCORP      COM            42724R107   14,402  2,483,100 SH       OTHER      1              2,483,100
WEST COAST BANCORP ORE NEW COM            952145209   18,717    845,000 SH       OTHER      1                845,000